Share-based payments (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ILS (₪) Share ₪ / shares	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expenditure	₪ 12.7	$ 4	₪ 13.1	$ 4	$ 0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares		$ 2.05
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares		$ 3.53
Investors, former shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share	22,866,787	22,866,787
Investor | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares	₪ 3.03
Investor | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares	₪ 6.00
Investor | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants Exercisable | Share	20,224,191	20,224,191
Former shareholder
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share	2,412,596	2,412,596
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share	230,000	230,000
Employees | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares	₪ 1.72
Employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares	₪ 2.50